Consolidated Statements of Comprehensive Income ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨) [1]	Mar. 31, 2017 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year		₨ 76,229	$ 1,102	₨ 47,284	₨ 98,545
Items that will not be reclassified subsequently to profit or loss
Re-measurement of defined benefit obligation		(403)	(6)	71	(54)
Tax credit		247	4	30	40
Loss on fair value of financial asset investment		(446)	(6)
Items that will be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations		7,719	112	87,583	(3,527)
Tax (expense)/ credit		(249)	(4)	(29)	61
Gain on available-for-sale financial investments	[2]			900	263
Gain/(loss) on cash flow hedges recognised during the year		1,134	16	(3,981)	905
Tax (expense)/ credit		(513)	(7)	1,572	(383)
(Gain)/loss on cash flow hedges recycled to profit or loss		(1,838)	(27)	3,533	(822)
Tax credit/ (expense)		595	9	(1,226)	284
Other comprehensive income / (loss) during the year		6,246	91	88,453	(3,233)
Total Comprehensive Income / (loss) for the year		82,475	1,193	135,737	95,312
Total Comprehensive Income attributable to:
Equity holders of the parent		56,854	822	101,802	54,292
Non-controlling interests		25,621	371	33,935	41,020
Total Comprehensive Income / (loss) for the year		₨ 82,475	$ 1,193	₨ 135,737	₨ 95,312

[1]	Restated (Refer Note 2(b))
[2]	Refer Note 25